Financial Instruments	12 Months Ended
Dec. 31, 2017
Financial Instruments
Financial Instruments

26.Financial Instruments

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2016 (in thousands):

	Fair Value Measurements
		(RMB)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Time deposits-short term	19,361,098	19,361,098	—
Time deposits-long term	550,000	550,000	—
Available-for-sale securities	855,728	855,728	—
Other short-term investments	11,582,116	—	11,582,116

Total	32,348,942	20,766,826	11,582,116

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2017 (in thousands):

	Fair Value Measurements
		(RMB)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Time deposits-short term	30,603,369	30,603,369	—
Time deposits-long term	100,000	100,000	—
Available-for-sale securities	828,260	828,260	—
Other short-term investments	9,742,663	—	9,742,663

Total	41,274,292	31,531,629	9,742,663

The rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term bank loans. For other financial assets and liabilities with carrying values that approximate fair value, if measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy. As of December 31, 2016 and 2017, certain cost method investments (Note 9) were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to fair value, with impairment charges of RMB12.2 million and RMB58.5 million incurred and recorded in earnings for the years then ended.